Net Loss per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss	$ (16,679)	$ (16,015)	$ (13,660)	$ (11,161)	$ (8,036)	$ (6,913)	$ (15,731)	$ (4,811)	$ (57,515)	$ (35,491)	$ (9,431)
Accretion of redeemable convertible preferred stock to redemption value									(88)	(213)	(107)
Cumulative dividends on redeemable convertible preferred stock										(437)	(197)
Reversal of cumulative dividends on redeemable convertible preferred stock										634
Net loss attributable to common stockholders	$ (16,679)	$ (16,015)	$ (13,748)	$ (11,161)	$ (8,036)	$ (6,919)	$ (15,387)	$ (5,165)	$ (57,603)	$ (35,507)	$ (9,735)
Denominator:
Weighted average common shares outstanding, basic and diluted									18,389,576	1,856,907	149,414
Net loss per share attributable to common stockholders, basic and diluted	$ (0.50)	$ (0.49)	$ (3.13)	$ (4.53)	$ (3.59)	$ (3.44)	$ (8.90)	$ (3.59)	$ (3.13)	$ (19.12)	$ (65.15)